REVENUES	9 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
REVENUES

3.	REVENUES

The Company’s main types of revenue contracts consist of the following categories, which are disaggregated from the condensed consolidated statements of operations.

Animation Revenue

Animation revenue is primarily generated from contracts with customers for preproduction and production services related to the development of animated movies and television series. Preproduction activities include producing storyboards, location design, model and props design, background color and color styling. Production focuses on library creation, digital asset management, background layout scene assembly, posing, animation and after effects. The Company provides services under fixed-price contracts. Under these fixed-price contracts, the Company agrees to perform a specified scope of work for a pre-determined price. To the extent actual costs vary from estimated costs, the Company’s profit may increase, decrease, or result in a loss.

Web Filtering Revenue

Web filtering revenue is subscription based and recognized on a pro-rata basis over the subscription period. Typically, a subscriber purchases computer hardware and a software and support service license for a period of use between one year to five years. The subscriber is billed in full at the time of the sale. The Company immediately recognizes revenue attributable to the computer hardware as it is non-refundable and control passes to the customer. The advanced billing component for software and service is initially recorded as deferred revenue and subsequently recognized as revenue on a straight-line basis over the subscription period.

Produced and Licensed Content Revenue

Produced and licensed content revenue is generated from the licensing of internally-produced films and episodic television programs.

Each individual film or television series episode delivered represents a separate performance obligation, and revenues are recognized when the film or episode is made available to the licensee for exhibition. For license agreements containing multiple deliverables, revenues are allocated based on the relative standalone selling price of each film or episode of a television series, which is based on licenses for comparable films or series within the marketplace. Agreements to license programming are often long term, with collection terms ranging from one to five years.

The advanced billing component for licensed content is initially recorded as deferred revenue and subsequently recognized as revenue upon completion of the performance obligation in accordance with the terms of licensing agreement.

Publishing Revenue

The Company has engaged the services of a third-party entity to manage the printing, publishing and distribution of the Company’s publishing content. In accordance with the terms agreed with the third party, the Company’s revenue is recognized as 50% of revenue from sales per title after the third-party vendor earns back the costs to develop, author, publish, market, promote and distribute each title, inclusive of any royalties owed to rights holders, following a six months period in market to allow for returns.

Publishing revenues are eligible for recognition upon the completion of a six-month sales period to provide for any potential returns and notification from the third-party entity that it has earned back all of its related publishing costs.

Other Revenue

Other revenue corresponds to subscription and advertising revenue from the Grom Social mobile application.

All revenue recognized in the condensed consolidated statements of operations is considered to be revenue from contracts with customers. The following table depicts the disaggregated revenue listed above within the Sales caption in the condensed consolidated statements of operations:

	Three Months Ended September 30, 2022	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2022	Nine Months Ended September 30, 2021

Animation	$1,419,153	$1,383,196	$3,493,732	$4,373,409
Web Filtering	63,234	130,928	358,950	403,676
Produced and Licensed Content	–	–	–	–
Publishing	2,321	–	2,321	–
Other	250	568	662	1,442
Total Sales	$1,484,958	$1,514,692	$3,855,665	$4,778,527

The following table sets forth the components of the Company’s accounts receivable and advanced payments and deferred revenues at September 30, 2022, and December 31, 2021:

	September 30, 2022	December 31, 2021

Billed accounts receivable	$507,784	$822,536
Unbilled accounts receivable	563,570	187,751
Allowance for doubtful accounts	(36,273)	(41,708)
Total accounts receivable, net	$1,035,081	$968,579
Total advanced payments and deferred revenues	$615,316	$404,428

During the three and nine months ended September 30, 2022, the Company had four customers that accounted for 81.8% and 71.4%, respectively, of total revenues. During the three and nine months ended September 30, 2021, the Company had four customers that account for 81.7% and 76.5%, respectively, of total revenues.

As of September 30, 2022 and December 31, 2021, the Company had one and two customers, respectively that accounted for 18.9% and 61.3%, respectively, of accounts receivable.

Animation revenue contracts vary with movie contracts typically allowing for progress billings over the contract term while other episodic development activities are typically billable upon delivery of the performance obligation for an episode. These episodic activities typically create unbilled contract assets between episode delivery dates while movies can create contract assets or liabilities based on the progress of activities versus the arranged billing schedule. Revenues from web filtering contracts are all billed in advance and therefore represent contract liabilities until fully recognized on a ratable basis over the contract life.